Distribution Date:	08/17/26	BBCMS Mortgage Trust 2020-C8
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9001	AskMidland@midlands.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	LNR Partners, LLC
			Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	14-15				and lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	16-17		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	18	Special Servicer	Trimont LLC
Historical Detail	19		Attention: CMBS Servicing		commercial.servicing@trimont.com
Delinquency Loan Detail	20		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Liquidated Loan Detail	25	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: BBCMS 2020-C8 Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	27
		Directing Certificateholder	LNR Securities Holdings, LLC
Supplemental Notes	28
			-

		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552AAY4	0.601000%	15,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	05552ABA5	1.617000%	92,700,000.00	80,359,657.02	0.00	108,284.64	0.00	0.00	108,284.64	80,359,657.02	31.53%	30.00%
A-4	05552ABB3	1.771000%	138,312,000.00	138,312,000.00	0.00	204,125.46	0.00	0.00	204,125.46	138,312,000.00	31.53%	30.00%
A-5	05552ABC1	2.040000%	213,188,000.00	213,188,000.00	0.00	362,419.60	0.00	0.00	362,419.60	213,188,000.00	31.53%	30.00%
A-SB	05552AAZ1	1.867000%	30,631,000.00	24,684,543.99	532,551.55	38,405.04	0.00	0.00	570,956.59	24,151,992.44	31.53%	30.00%
A-S	05552ABD9	2.398000%	64,772,000.00	64,772,000.00	0.00	129,436.05	0.00	0.00	129,436.05	64,772,000.00	21.80%	20.75%
B	05552ABE7	2.499000%	29,761,000.00	29,761,000.00	0.00	61,977.28	0.00	0.00	61,977.28	29,761,000.00	17.33%	16.50%
C	05552ABF4	3.358000%	30,636,000.00	30,636,000.00	0.00	85,729.74	0.00	0.00	85,729.74	30,636,000.00	12.73%	12.12%
D	05552AAA6	2.250000%	18,381,000.00	18,381,000.00	0.00	34,464.38	0.00	0.00	34,464.38	18,381,000.00	9.97%	9.50%
E	05552AAC2	2.250000%	15,755,000.00	15,755,000.00	0.00	29,540.63	0.00	0.00	29,540.63	15,755,000.00	7.61%	7.25%
F	05552AAE8	2.000000%	8,753,000.00	8,753,000.00	0.00	14,588.33	0.00	0.00	14,588.33	8,753,000.00	6.29%	6.00%
G	05552AAG3	2.000000%	8,754,000.00	8,754,000.00	0.00	14,590.00	0.00	0.00	14,590.00	8,754,000.00	4.98%	4.75%
H	05552AAJ7	2.000000%	7,877,000.00	7,877,000.00	0.00	13,128.33	0.00	0.00	13,128.33	7,877,000.00	3.80%	3.63%
J-RR	05552AAL2	3.782958%	10,504,000.00	10,504,000.00	0.00	33,113.49	0.00	0.00	33,113.49	10,504,000.00	2.22%	2.13%
K-RR*	05552AAN8	3.782958%	14,880,660.00	14,771,649.47	0.00	42,944.81	0.00	0.00	42,944.81	14,771,649.47	0.00%	0.00%
R	05552AAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552AAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			700,244,660.00	666,508,850.48	532,551.55	1,172,747.78	0.00	0.00	1,705,299.33	665,976,298.93

X-A	05552ABG2	1.908261%	490,171,000.00	456,544,201.01	0.00	726,004.74	0.00	0.00	726,004.74	456,011,649.46
X-B	05552ABH0	1.125976%	125,169,000.00	125,169,000.00	0.00	117,447.78	0.00	0.00	117,447.78	125,169,000.00
X-D	05552ABJ6	1.532958%	34,136,000.00	34,136,000.00	0.00	43,607.53	0.00	0.00	43,607.53	34,136,000.00
X-FG	05552AAQ1	1.782958%	17,507,000.00	17,507,000.00	0.00	26,011.87	0.00	0.00	26,011.87	17,507,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	05552AAS7	1.782958%	7,877,000.00	7,877,000.00	0.00	11,703.63	0.00	0.00	11,703.63	7,877,000.00
Notional SubTotal			674,860,000.00	641,233,201.01	0.00	924,775.55	0.00	0.00	924,775.55	640,700,649.46

Deal Distribution Total					532,551.55	2,097,523.33	0.00	0.00	2,630,074.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552AAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	05552ABA5	866.87871650	0.00000000	1.16811909	0.00000000	0.00000000	0.00000000	0.00000000	1.16811909	866.87871650
A-4	05552ABB3	1,000.00000000	0.00000000	1.47583333	0.00000000	0.00000000	0.00000000	0.00000000	1.47583333	1,000.00000000
A-5	05552ABC1	1,000.00000000	0.00000000	1.70000000	0.00000000	0.00000000	0.00000000	0.00000000	1.70000000	1,000.00000000
A-SB	05552AAZ1	805.86804185	17.38603212	1.25379648	0.00000000	0.00000000	0.00000000	0.00000000	18.63982861	788.48200973
A-S	05552ABD9	1,000.00000000	0.00000000	1.99833338	0.00000000	0.00000000	0.00000000	0.00000000	1.99833338	1,000.00000000
B	05552ABE7	1,000.00000000	0.00000000	2.08249992	0.00000000	0.00000000	0.00000000	0.00000000	2.08249992	1,000.00000000
C	05552ABF4	1,000.00000000	0.00000000	2.79833333	0.00000000	0.00000000	0.00000000	0.00000000	2.79833333	1,000.00000000
D	05552AAA6	1,000.00000000	0.00000000	1.87500027	0.00000000	0.00000000	0.00000000	0.00000000	1.87500027	1,000.00000000
E	05552AAC2	1,000.00000000	0.00000000	1.87500032	0.00000000	0.00000000	0.00000000	0.00000000	1.87500032	1,000.00000000
F	05552AAE8	1,000.00000000	0.00000000	1.66666629	0.00000000	0.00000000	0.00000000	0.00000000	1.66666629	1,000.00000000
G	05552AAG3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H	05552AAJ7	1,000.00000000	0.00000000	1.66666624	0.00000000	0.00000000	0.00000000	0.00000000	1.66666624	1,000.00000000
J-RR	05552AAL2	1,000.00000000	0.00000000	3.15246478	0.00000000	0.00000000	0.00000000	0.00000000	3.15246478	1,000.00000000
K-RR	05552AAN8	992.67434845	0.00000000	2.88594794	0.24342267	4.59818113	0.00000000	0.00000000	2.88594794	992.67434845
R	05552AAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552AAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552ABG2	931.39782037	0.00000000	1.48112544	0.00000000	0.00000000	0.00000000	0.00000000	1.48112544	930.31135963
X-B	05552ABH0	1,000.00000000	0.00000000	0.93831364	0.00000000	0.00000000	0.00000000	0.00000000	0.93831364	1,000.00000000
X-D	05552ABJ6	1,000.00000000	0.00000000	1.27746455	0.00000000	0.00000000	0.00000000	0.00000000	1.27746455	1,000.00000000
X-FG	05552AAQ1	1,000.00000000	0.00000000	1.48579825	0.00000000	0.00000000	0.00000000	0.00000000	1.48579825	1,000.00000000
X-H	05552AAS7	1,000.00000000	0.00000000	1.48579789	0.00000000	0.00000000	0.00000000	0.00000000	1.48579789	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	108,284.64	0.00	108,284.64	0.00	0.00	0.00	108,284.64	0.00
A-4	07/01/26 - 07/30/26	30	0.00	204,125.46	0.00	204,125.46	0.00	0.00	0.00	204,125.46	0.00
A-5	07/01/26 - 07/30/26	30	0.00	362,419.60	0.00	362,419.60	0.00	0.00	0.00	362,419.60	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	38,405.04	0.00	38,405.04	0.00	0.00	0.00	38,405.04	0.00
X-A	07/01/26 - 07/30/26	30	0.00	726,004.74	0.00	726,004.74	0.00	0.00	0.00	726,004.74	0.00
X-B	07/01/26 - 07/30/26	30	0.00	117,447.78	0.00	117,447.78	0.00	0.00	0.00	117,447.78	0.00
X-D	07/01/26 - 07/30/26	30	0.00	43,607.53	0.00	43,607.53	0.00	0.00	0.00	43,607.53	0.00
X-FG	07/01/26 - 07/30/26	30	0.00	26,011.87	0.00	26,011.87	0.00	0.00	0.00	26,011.87	0.00
X-H	07/01/26 - 07/30/26	30	0.00	11,703.63	0.00	11,703.63	0.00	0.00	0.00	11,703.63	0.00
A-S	07/01/26 - 07/30/26	30	0.00	129,436.05	0.00	129,436.05	0.00	0.00	0.00	129,436.05	0.00
B	07/01/26 - 07/30/26	30	0.00	61,977.28	0.00	61,977.28	0.00	0.00	0.00	61,977.28	0.00
C	07/01/26 - 07/30/26	30	0.00	85,729.74	0.00	85,729.74	0.00	0.00	0.00	85,729.74	0.00
D	07/01/26 - 07/30/26	30	0.00	34,464.38	0.00	34,464.38	0.00	0.00	0.00	34,464.38	0.00
E	07/01/26 - 07/30/26	30	0.00	29,540.63	0.00	29,540.63	0.00	0.00	0.00	29,540.63	0.00
F	07/01/26 - 07/30/26	30	0.00	14,588.33	0.00	14,588.33	0.00	0.00	0.00	14,588.33	0.00
G	07/01/26 - 07/30/26	30	0.00	14,590.00	0.00	14,590.00	0.00	0.00	0.00	14,590.00	0.00
H	07/01/26 - 07/30/26	30	0.00	13,128.33	0.00	13,128.33	0.00	0.00	0.00	13,128.33	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	33,113.49	0.00	33,113.49	0.00	0.00	0.00	33,113.49	0.00
K-RR	07/01/26 - 07/30/26	30	64,598.04	46,567.10	0.00	46,567.10	3,622.29	0.00	0.00	42,944.81	68,423.97
Totals			64,598.04	2,101,145.62	0.00	2,101,145.62	3,622.29	0.00	0.00	2,097,523.33	68,423.97

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,630,074.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,113,535.46	Master Servicing Fee	4,756.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,816.70
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	286.97
ARD Interest	0.00	Operating Advisor Fee	1,067.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	172.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,113,535.46	Total Fees	12,389.85

Principal		Expenses/Reimbursements
Scheduled Principal	532,551.55	Reimbursement for Interest on Advances	122.29
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	532,551.55	Total Expenses/Reimbursements	3,622.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,097,523.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	532,551.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,630,074.88
Total Funds Collected	2,646,087.01	Total Funds Distributed	2,646,087.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	666,508,850.48	666,508,850.48	Beginning Certificate Balance	666,508,850.48
(-) Scheduled Principal Collections	532,551.55	532,551.55	(-) Principal Distributions	532,551.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	665,976,298.93	665,976,298.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	666,593,630.21	666,593,630.21	Ending Certificate Balance	665,976,298.93
Ending Actual Collateral Balance	666,067,082.00	666,067,082.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP	Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP
4,999,999 or less	9	26,868,481.93	4.03%	48	4.0505	1.866283	1.59 or less	7	66,556,321.36	9.99%	49	3.9943	1.395459
5,000,000 to 9,999,999	12	82,130,245.84	12.33%	46	3.9572	2.049412	1.60 to 1.69	4	72,562,067.83	10.90%	50	4.2074	1.652396
10,000,000 to 19,999,999	12	191,816,169.08	28.80%	46	3.8180	2.732579	1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999	6	146,465,818.73	21.99%	47	3.6277	2.926708	1.80 to 1.89	4	23,210,564.73	3.49%	46	4.0295	1.847507
30,000,000 to 39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.90 to 1.99	3	44,212,166.63	6.64%	48	4.5601	1.981229
40,000,000 or greater	3	171,600,641.20	25.77%	33	3.2736	3.208269	2.00 to 2.49	10	116,212,161.51	17.45%	49	3.7418	2.255941
Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622	2.50 to 2.99	4	33,735,356.97	5.07%	43	4.0792	2.673899
							3.00 to 3.99	6	151,801,000.00	22.79%	27	2.8478	3.531986
							4.00 or greater	4	110,591,717.75	16.61%	46	3.5106	4.431016
							Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	47,094,942.15	7.07%	49	4.0981	NAP	Texas	13	42,433,038.47	6.37%	48	4.2551	1.919762
Alabama	1	500,714.17	0.08%	43	3.4540	3.750000	Utah	1	21,390,867.67	3.21%	50	3.1700	4.490000
Arizona	1	1,376,214.41	0.21%	43	3.4540	3.750000	Virginia	2	6,032,039.19	0.91%	49	4.0776	1.433708
California	10	96,670,911.52	14.52%	49	3.9348	2.202306	Washington	1	26,000,000.00	3.90%	50	3.6000	2.200000
Connecticut	7	7,755,604.20	1.16%	50	3.5500	1.940000	Wisconsin	5	11,337,137.86	1.70%	47	3.8785	2.731467
Florida	6	67,395,455.49	10.12%	50	3.9041	2.574872	Totals	125	665,976,298.93	100.00%	43	3.6822	2.693622
Georgia	3	7,180,064.01	1.08%	48	3.9776	2.030482
									Property Type³
Illinois	10	13,485,039.24	2.02%	48	3.3500	1.550000
Indiana	3	1,627,681.66	0.24%	46	3.8458	2.809951		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	3,985,452.85	0.60%	50	3.7500	1.880000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	1,325,243.50	0.20%	43	3.4540	3.750000	Defeased	9	47,094,942.15	7.07%	49	4.0981	NAP
Louisiana	1	7,000,000.00	1.05%	50	3.0500	2.310000	Industrial	4	38,081,000.00	5.72%	29	3.2566	3.450199
Maine	2	10,265,960.88	1.54%	49	3.5027	2.857987	Lodging	3	74,524,102.53	11.19%	43	3.6471	4.323932
Michigan	4	2,086,808.78	0.31%	43	3.4540	3.750000	Mixed Use	3	57,640,867.67	8.66%	48	3.2793	3.375339
Minnesota	1	506,710.75	0.08%	43	3.4540	3.750000	Mobile Home Park	1	1,790,567.91	0.27%	50	4.2900	2.270000
Mississippi	2	4,715,000.00	0.71%	48	4.0500	2.320000	Multi-Family	21	44,061,711.86	6.62%	49	3.8499	1.538516
Nebraska	1	5,280,778.15	0.79%	49	4.3500	1.510000	Office	16	236,774,350.82	35.55%	39	3.4999	2.482346
Nevada	3	77,155,501.08	11.59%	44	3.6019	4.232704	Retail	44	72,771,925.79	10.93%	46	3.9160	2.506825
New Jersey	2	20,576,000.00	3.09%	21	3.3671	3.605459	Self Storage	24	93,236,830.22	14.00%	49	4.1128	2.484009
New Mexico	2	2,906,567.91	0.44%	49	4.1979	2.289198	Totals	125	665,976,298.93	100.00%	43	3.6822	2.693622
New York	13	116,057,695.12	17.43%	24	2.9251	3.213061
North Carolina	3	1,786,979.93	0.27%	43	3.4540	3.750000
Ohio	1	1,060,000.00	0.16%	48	4.0500	2.320000
Pennsylvania	15	53,103,889.96	7.97%	48	4.3298	1.844012
South Carolina	1	7,884,000.00	1.18%	50	3.0600	3.160000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP	Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP
	3.24999% or less	6	150,421,867.67	22.59%	28	2.7694	3.618467	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	13	210,937,956.53	31.67%	47	3.5802	3.289473	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	4	32,128,336.82	4.82%	43	3.9261	2.515405	25 months or greater	42	618,881,356.78	92.93%	43	3.6506	2.782148
	4.00000% to 4.24999%	12	161,884,976.07	24.31%	49	4.1126	1.771657	Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622
	4.25000% to 4.49999%	3	18,214,940.77	2.74%	49	4.3747	1.321643
	4.50000% to 4.74999%	1	3,812,613.98	0.57%	49	4.5400	1.690000
	4.75000% or greater	3	41,480,664.94	6.23%	48	4.7877	2.061460
	Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP	Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP
	109 months or less	42	618,881,356.78	92.93%	43	3.6506	2.782148	Interest Only	17	336,009,000.00	50.45%	37	3.3070	3.278676
110 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	355 months or less	25	282,872,356.78	42.47%	49	4.0587	2.192348
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622	Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	47,094,942.15	7.07%	49	4.0981	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	590,349,816.95	88.64%	42	3.6620	2.737083
	13 months to 24 months	3	28,531,539.83	4.28%	50	3.4154	3.714577
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	665,976,298.93	100.00%	43	3.6822	2.693622
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-4-B	30318665	OF	New York	NY	Actual/360	2.341%	141,128.36	0.00	0.00	N/A	09/06/27	--	70,000,000.00	70,000,000.00	08/06/26
2A1	30318666	OF	Various	Various	Actual/360	4.195%	206,581.16	86,654.07	0.00	N/A	10/06/30	--	57,187,295.27	57,100,641.20	08/06/26
2A2-A	30318667				Actual/360	4.195%	34,430.19	14,442.35	0.00	N/A	10/06/30	--	9,531,215.81	9,516,773.46	08/06/26
3A-14-1	30318669	LO	Las Vegas	NV	Actual/360	3.558%	136,340.58	0.00	0.00	03/05/30	03/05/32	--	44,500,000.00	44,500,000.00	08/05/26
3A-16-1	30318670				Actual/360	3.558%	76,595.83	0.00	0.00	03/05/30	03/05/32	--	25,000,000.00	25,000,000.00	08/05/26
4A2	30318671	SS	Various	Various	Actual/360	4.775%	81,124.92	23,506.14	0.00	N/A	08/06/30	--	19,729,756.08	19,706,249.94	08/06/26
4A3	30318672				Actual/360	4.775%	68,956.18	19,980.22	0.00	N/A	08/06/30	--	16,770,292.69	16,750,312.47	08/06/26
5	30318673	RT	Various	Various	Actual/360	4.050%	103,257.90	0.00	0.00	N/A	08/06/30	--	29,608,000.00	29,608,000.00	08/06/26
6A2	30318674	OF	Seattle	WA	Actual/360	3.600%	80,600.00	0.00	0.00	N/A	10/01/30	--	26,000,000.00	26,000,000.00	08/01/26
7	30318675	OF	Bridgeville	PA	Actual/360	4.000%	84,408.58	38,764.57	0.00	N/A	09/06/30	--	24,505,715.63	24,466,951.06	08/06/26
8	30318676	OF	Long Beach	CA	Actual/360	3.988%	67,365.71	37,513.51	0.00	N/A	10/06/30	--	19,616,636.15	19,579,122.64	08/06/26
9	30318677	MU	Park City	UT	Actual/360	3.170%	58,487.26	35,217.77	0.00	N/A	10/01/30	--	21,426,085.44	21,390,867.67	08/01/26
10A-2-4	30318678	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
11	30318679	SS	Miami	FL	Actual/360	3.713%	63,082.75	29,120.97	0.00	N/A	10/06/30	--	19,729,971.05	19,700,850.08	08/06/26
12	30318680	MF	Various	TX	Actual/360	4.400%	67,008.88	31,891.40	0.00	N/A	08/06/30	--	17,685,627.21	17,653,735.81	08/06/26
13A2	30318681	Various Various		Various	Actual/360	3.454%	57,314.33	0.00	0.00	N/A	03/01/30	--	19,270,000.00	19,270,000.00	08/01/26
14	30318682	IN	Warren	NJ	Actual/360	3.200%	45,552.09	0.00	0.00	N/A	10/06/27	--	16,531,000.00	16,531,000.00	08/06/26
15	30318683	MU	San Francisco	CA	Actual/360	3.570%	49,955.21	0.00	0.00	N/A	10/01/30	--	16,250,000.00	16,250,000.00	08/01/26
16	30318684	IN	Various	Various	Actual/360	3.060%	40,842.50	0.00	0.00	N/A	10/01/30	--	15,500,000.00	15,500,000.00	08/01/26
17	30318685	MF	Chicago	IL	Actual/360	3.350%	38,976.95	26,469.01	0.00	N/A	08/06/30	--	13,511,508.25	13,485,039.24	08/06/26
18	30318686	98	Brooklyn	NY	Actual/360	4.376%	45,701.50	21,709.97	0.00	N/A	10/06/30	--	12,128,132.13	12,106,422.16	08/06/26
19	30318687	SS	Miami	FL	Actual/360	3.702%	42,716.97	0.00	0.00	N/A	10/06/30	--	13,400,000.00	13,400,000.00	08/06/26
20	30318688	MF	Houston	TX	Actual/360	4.400%	42,279.84	15,307.66	0.00	N/A	09/06/30	--	11,158,902.37	11,143,594.71	08/06/26
21	30318689	OF	San Diego	CA	Actual/360	3.650%	33,002.08	0.00	0.00	N/A	10/01/30	--	10,500,000.00	10,500,000.00	08/01/26
22	30318690	OF	Plano	TX	Actual/360	4.050%	32,532.82	14,536.81	0.00	N/A	10/01/30	--	9,328,405.98	9,313,869.17	08/01/26
24	30318692	OF	Henderson	NV	Actual/360	4.000%	26,419.37	14,638.35	0.00	N/A	10/06/30	--	7,670,139.43	7,655,501.08	08/06/26
25	30318693	MF	Hartford	CT	Actual/360	3.550%	23,749.11	13,301.80	0.00	N/A	10/06/30	--	7,768,906.02	7,755,604.22	08/06/26
26	30318694	RT	New York	NY	Actual/360	4.118%	26,595.42	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30318695	SS	Fort Lauderdale	FL	Actual/360	3.740%	22,558.75	10,282.18	0.00	N/A	10/06/30	--	7,004,613.37	6,994,331.19	08/06/26
28	30318696	SS	Bossier City	LA	Actual/360	3.050%	18,384.72	0.00	0.00	N/A	10/01/30	--	7,000,000.00	7,000,000.00	08/01/26
29	30318697	SS	Eastanollee	GA	Actual/360	3.600%	16,967.25	11,220.76	0.00	N/A	09/06/30	--	5,473,306.56	5,462,085.80	08/06/26
30	30318698	IN	Glenville	NY	Actual/360	3.915%	20,396.05	0.00	0.00	N/A	10/06/27	--	6,050,000.00	6,050,000.00	08/06/26
31	30318699	MF	Omaha	NE	Actual/360	4.350%	19,810.20	7,818.35	0.00	N/A	09/06/30	--	5,288,596.50	5,280,778.15	08/06/26
32	30318700	LO	San Angelo	TX	Actual/360	4.880%	21,147.03	8,240.87	0.00	N/A	10/06/30	--	5,032,343.40	5,024,102.53	08/06/26
33	30318701	SS	Atlanta	GA	Actual/360	4.200%	18,254.90	8,152.03	0.00	N/A	10/06/30	--	5,047,438.07	5,039,286.04	08/06/26
34A-2-A	30317690	RT	Milpitas	CA	Actual/360	3.694%	15,904.72	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	08/06/26
35	30318703	SS	Las Vegas	NV	Actual/360	3.340%	13,950.85	7,749.09	0.00	N/A	10/01/30	--	4,850,594.65	4,842,845.56	08/01/26
36	30318704	MF	Cedar Falls	IA	Actual/360	3.750%	12,895.35	7,944.85	0.00	N/A	10/06/30	--	3,993,397.70	3,985,452.85	08/06/26
37	30318705	RT	Katy	TX	Actual/360	4.540%	14,926.45	5,436.14	0.00	N/A	09/06/30	--	3,818,050.12	3,812,613.98	08/06/26
38	30318706	RT	Newport News	VA	Actual/360	4.120%	13,836.33	0.00	0.00	N/A	09/06/30	--	3,900,000.00	3,900,000.00	08/06/26
40	30318708	MH	Mesilla Park	NM	Actual/360	3.715%	10,729.38	6,332.50	0.00	N/A	09/06/30	--	3,353,949.45	3,347,616.95	08/06/26
41	30318709	RT	Williamson	NY	Actual/360	4.187%	11,705.80	6,003.34	0.00	N/A	10/06/30	--	3,246,675.50	3,240,672.16	05/06/25
42	30318710	RT	Riverside	CA	Actual/360	3.675%	9,773.56	6,286.89	0.00	N/A	08/06/30	--	3,088,418.69	3,082,131.80	08/06/26
43	30318711	SS	Highland	CA	Actual/360	3.750%	8,133.71	5,065.08	0.00	N/A	08/06/30	--	2,518,826.41	2,513,761.33	08/06/26
44	30318712	MF	Portland	TX	Actual/360	4.137%	8,606.74	4,740.31	0.00	N/A	01/06/30	--	2,415,983.02	2,411,242.71	08/06/26
45	30318713	SS	Portsmouth	VA	Actual/360	4.000%	7,357.81	4,100.16	0.00	N/A	09/06/30	--	2,136,139.35	2,132,039.19	08/06/26
46	30318714	SS	Beeville	TX	Actual/360	3.643%	6,306.50	4,069.52	0.00	N/A	10/06/30	--	2,010,066.52	2,005,997.00	08/06/26
47	30318715	MH	Roswell	NM	Actual/360	4.290%	6,626.70	3,258.99	0.00	N/A	10/06/30	--	1,793,826.90	1,790,567.91	08/06/26
48	30318716	SS	Douglasville	GA	Actual/360	4.035%	5,833.95	2,795.89	0.00	N/A	10/06/30	--	1,679,034.76	1,676,238.87	08/06/26
Totals							2,113,535.46	532,551.55	0.00				666,508,850.48	665,976,298.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-4-B	131,934,843.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	8,628,245.24	2,272,068.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-A	8,628,245.24	2,272,068.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-14-1	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-16-1	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	9,954,428.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	9,954,428.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,590,423.58	719,818.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	7,771,435.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,531,059.28	618,605.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,323,264.53	875,069.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,327,227.00	459,051.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-4	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,492,522.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13A2	6,160,925.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,316,974.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,471,160.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,687,166.15	411,558.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,493,914.37	317,906.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,021,989.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	806,057.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,853,619.46	1,288,287.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,077,471.74	1,093,196.09	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,179,789.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	959,247.43	222,486.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	581,729.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	664,576.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	527,507.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	722,272.88	740,583.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	534,359.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	737,729.28	993,854.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	428,554.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34A-2-A	4,413,333.57	4,351,101.21	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	493,905.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	416,293.09	425,936.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	216,164.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	07/13/26	0.00	0.00	17,661.92	265,532.70	6,044.87	0.00
42	641,350.78	617,466.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	358,022.79	334,552.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	298,757.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	232,342.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	334,081.61	69,535.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	1,865,024,492.01	18,083,146.94				0.00	0.00	17,661.92	265,532.70	6,044.87	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	3,240,672.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682236%	3.660651%	43
07/17/26	0	0.00	0	0.00	1	3,246,675.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682514%	3.660927%	44
06/17/26	0	0.00	1	19,270,000.00	1	3,253,034.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682815%	3.661225%	45
05/15/26	1	19,270,000.00	0	0.00	1	3,258,993.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.683091%	3.661498%	46
04/17/26	0	0.00	0	0.00	1	3,265,309.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.683389%	3.661792%	47
03/17/26	0	0.00	0	0.00	1	3,271,223.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.683661%	3.662062%	48
02/18/26	0	0.00	0	0.00	1	3,278,257.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.684004%	3.662401%	49
01/16/26	0	0.00	0	0.00	1	3,284,125.58	0	0.00	0	0.00	0	0.00	0	0.00	1	8,766,938.51	3.684273%	3.662668%	50
12/17/25	1	19,270,000.00	0	0.00	1	3,289,972.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.695148%	3.672964%	51
11/18/25	0	0.00	0	0.00	1	3,296,181.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.695444%	3.673257%	52
10/20/25	0	0.00	0	0.00	1	3,301,984.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.695714%	3.673524%	53
09/17/25	0	0.00	0	0.00	1	3,308,151.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696034%	3.673844%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
41	30318709	05/06/25	14	6	17,661.92	265,532.70	117,198.80	3,331,455.23	04/09/25	98
Totals					17,661.92	265,532.70	117,198.80	3,331,455.23

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		92,581,000	92,581,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		156,980,473	156,980,473	0		0
49 - 60 Months		346,914,826	343,674,153	3,240,672		0
> 60 Months		69,500,000	69,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	665,976,299	662,735,627	0	0	3,240,672	0
Jul-26	666,508,850	663,262,175	0	0	3,246,676	0
Jun-26	667,076,804	644,553,770	0	19,270,000	3,253,034	0
May-26	667,605,547	645,076,554	19,270,000	0	3,258,993	0
Apr-26	668,169,827	664,904,518	0	0	3,265,309	0
Mar-26	668,694,786	665,423,562	0	0	3,271,224	0
Feb-26	669,330,419	666,052,162	0	0	3,278,257	0
Jan-26	669,851,357	666,567,231	0	0	3,284,126	0
Dec-25	679,260,820	656,700,847	19,270,000	0	3,289,973	0
Nov-25	679,831,847	676,535,666	0	0	3,296,181	0
Oct-25	680,362,108	677,060,123	0	0	3,301,985	0
Sep-25	680,852,376	677,544,224	0	0	3,308,151	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
41	30318709	3,240,672.16	3,331,455.23	4,100,000.00	05/21/26	316,738.55	1.49000	12/31/24	10/06/30	289
Totals		3,240,672.16	3,331,455.23	4,100,000.00		316,738.55

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
41	30318709	RT	NY	04/09/25	98

8/10/2026 - The Loan was transferred to the Special Servicer on 4/11/2025 for Delinquent Payments. The collateral consists of a free standing, single-tenant building 100% occupied by Walgreens located in Williamson, NY. The improvements were built in 2003 , renovated in 2012, and consist of 14,690 SF situated on a 2.36-acre parcel with 88 parking spaces (5.99/1,000 SF). As of the YE''25 financials, the Property reported an NOI/DSCR of $142K/1.67x. Lender filed for foreclosure on 10/14/25. The motion for de fault judgment was entered into the court and the matter will go in front of a court-appointed referee. The Borrower engaged counsel and filed multiple arguments. Lender''s counsel has filed its opposition to the

Borrower''s motion.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	30318691 01/16/26	8,890,326.51	16,300,000.00	10,977,489.27	2,066,985.38	10,848,885.01	8,781,899.63	108,426.88	0.00	(211.96)	108,638.84	1.11%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,890,326.51	16,300,000.00	10,977,489.27	2,066,985.38	10,848,885.01	8,781,899.63	108,426.88	0.00	(211.96)	108,638.84

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	30318691	07/17/26	0.00	0.00	108,638.84	0.00	0.00	583.96	0.00	0.00	109,010.84
		01/16/26	0.00	0.00	108,426.88	0.00	0.00	108,426.88	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	108,638.84	0.00	0.00	109,010.84	0.00	0.00	109,010.84

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	124.71	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.42)	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	122.29	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,622.29

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Supplemental Notes
None

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